March 31, 1997
                      PREMIER AGGRESSIVE GROWTH FUND
                         SUPPLEMENT TO PROSPECTUS
                          DATED FEBRUARY 1, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S CURRENT PROSPECTUS.
        Effective March 31, 1997, the Fund's name is Dreyfus Premier
Aggressive Growth Fund, a separate portfolio of Dreyfus Premier Equity Funds,
Inc.




                                                                March 31, 1997
                      PREMIER GROWTH AND INCOME FUND
                         SUPPLEMENT TO PROSPECTUS
                          DATED FEBRUARY 1, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S CURRENT PROSPECTUS.
        Effective March 31, 1997, the Fund's name is Dreyfus Premier Growth and Income Fund, a separate portfolio of Dreyfus Premier Equity Funds, Inc.